Income Taxes (Details)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective tax rate	0.00%	0.00%	0.00%